LA YESCA ACQUISITION	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about business combination [abstract]
LA YESCA ACQUISITION
3.	LA YESCA ACQUISITION

On December 17, 2020 the Company and its subsidiary New Infini entered into a framework agreement (the “Agreement”) with various arm’s length vendors (the “Vendors”), whereby New Infini agreed to acquire 100% interest in the La Yesca Silver Project (“La Yesca”) through indirect purchase of all of the issued and outstanding shares of Infini Resources, S.A. de C.V., a Mexican company which owns La Yesca. La Yesca is a silver-polymetallic, epithermal-type project located approximately 100 kilometres (“km”) (185 km by road) northwest of Guadalajara, the second-largest city in Mexico. The concessions comprising La Yesca cover an area of approximately 47.7 km2. In total, 7,649 metres from 25 drill holes have previously been completed, all of which intersected mineralization.

The purchase consideration and payment terms for the acquisition of La Yesca are summarized as follows:

  Upon closing of the Agreement, a $8,250 cash payment (the “Initial Cash Payment”) and the transfer of a 45% interest in the issued and outstanding shares of New Infini (the “New Infini Shares”) to the Vendors;

  Within 90 days of closing of the Agreement, a cash payment of $1,000, less any liabilities contemplated under the Agreement (together with the Initial Cash Payment, the “Cash Consideration”); and

  A “Discovery payment” of up to $30,000 calculated on the basis of $0.20 per ounce of Ag resources as defined by National Instrument 43-101 Standards of Disclosure for Mineral Projects paid by New Infini to the Vendors subject to certain permitting considerations.

The Company paid $7,568 of the Cash Consideration through a capital injection to New Infini to hold 45% of the issued and outstanding New Infini Shares. A group of the Company’s directors, officers, employees and consultants paid $1,682 of the Cash Consideration collectively to hold 10% of the issued and outstanding New Infini Shares. The transaction has been accounted for as an acquisition of assets as the purchase price was concentrated on a single asset, the La Yesca mineral property interest. The purchase consideration was allocated to the assets acquired based on their relative fair values at the date of the acquisition, net of any associated liabilities.

On January 14, 2021, the Company participated in a private placement of New Infini Shares and purchased an additional 3,000,000 New Infini Shares for $1,500. As at March 31, 2021, the Company owned 21,000,000 New Infini Shares, representing a 43.75% interest in New Infini.